Related Party Transactions (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions (Textual)
Interest income derived	$ 693,307	$ 48,388
Interest expenses	2,482,626	1,100,486
Loans receivable from related parties	$ 346,654	$ 0